Offerings	Mar. 19, 2026 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Rights included as part of the unit
Amount Registered | shares	13,964,285
Proposed Maximum Offering Price per Unit	0.00
Maximum Aggregate Offering Price	$ 0.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 0.00
Offering Note	Estimated solely for the purpose of calculating the registration fee.

Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the “Securities Act”), there are also being registered an indeterminable number of additional securities as may be offered or issued to prevent dilution resulting from share subdivisions, stock dividends, or similar transactions.

No fee pursuant to Rule 457(g) under the Securities Act.

With the reduction in the Units being registered from 23,000,000 to 17,250,000 and the increase in the Class A ordinary shares underlying the rights included as part of the units, the Total Offering Amounts Price is $215,624,993.00.

With the reduction in the Units being registered from 23,000,000 to 17,250,000 and the increase in the Class A ordinary shares underlying the rights included as part of the units, the Total Offering Amounts Fee is $29,777.81.
Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	Class A ordinary shares underlying the rights included as part of the units
Amount Registered | shares	1,026,785
Proposed Maximum Offering Price per Unit	10.00
Maximum Aggregate Offering Price	$ 10,267,850.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 1,418.00
Offering Note	Estimated solely for the purpose of calculating the registration fee.

Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the “Securities Act”), there are also being registered an indeterminable number of additional securities as may be offered or issued to prevent dilution resulting from share subdivisions, stock dividends, or similar transactions.

With the reduction in the Units being registered from 23,000,000 to 17,250,000 and the increase in the Class A ordinary shares underlying the rights included as part of the units, the Total Offering Amounts Price is $215,624,993.00.

With the reduction in the Units being registered from 23,000,000 to 17,250,000 and the increase in the Class A ordinary shares underlying the rights included as part of the units, the Total Offering Amounts Fee is $29,777.81.
Offering: 3
Offering:
Fee Previously Paid	true
Rule 457(o)	true
Security Type	Equity
Security Class Title	Units, each consisting of one Class A ordinary share, $0.0001 par value, and one right
Amount Registered | shares	23,000,000
Proposed Maximum Offering Price per Unit	10.00
Maximum Aggregate Offering Price	$ 230,000,000.00
Amount of Registration Fee	$ 31,763.00
Offering Note	Estimated solely for the purpose of calculating the registration fee.

Includes 3,000,000 units, consisting of 3,000,000 Class A ordinary shares and 428,572 rights, which may be issued upon exercise of a 45-day option granted to the underwriters to cover over-allotments, if any.

Units being registered has been reduced from 23,000,000 to 17,250,000.

With the reduction in the Units being registered from 23,000,000 to 17,250,000, the price is reduced from $230,000,000 to $172,500,000.

With the reduction in the Units being registered from 23,000,000 to 17,250,000, the fee due is reduced from $31,763 to $23,822.25.

With the reduction in the Units being registered from 23,000,000 to 17,250,000 and the increase in the Class A ordinary shares underlying the rights included as part of the units, the Total Offering Amounts Price is $215,624,993.00.

With the reduction in the Units being registered from 23,000,000 to 17,250,000 and the increase in the Class A ordinary shares underlying the rights included as part of the units, the Total Offering Amounts Fee is $29,777.81.
Offering: 4
Offering:
Fee Previously Paid	true
Other Rule	true
Security Type	Equity
Security Class Title	Class A ordinary shares included as part of the units
Amount Registered | shares	23,000,000
Proposed Maximum Offering Price per Unit	0.00
Maximum Aggregate Offering Price	$ 0.00
Amount of Registration Fee	$ 0.00
Offering Note	Estimated solely for the purpose of calculating the registration fee.

Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the “Securities Act”), there are also being registered an indeterminable number of additional securities as may be offered or issued to prevent dilution resulting from share subdivisions, stock dividends, or similar transactions.

No fee pursuant to Rule 457(g) under the Securities Act.

Class A ordinary shares included as part of the units being registered has been reduced from 23,000,000 to 17,250,000.

With the reduction in the Units being registered from 23,000,000 to 17,250,000 and the increase in the Class A ordinary shares underlying the rights included as part of the units, the Total Offering Amounts Price is $215,624,993.00.

With the reduction in the Units being registered from 23,000,000 to 17,250,000 and the increase in the Class A ordinary shares underlying the rights included as part of the units, the Total Offering Amounts Fee is $29,777.81.
Offering: 5
Offering:
Fee Previously Paid	true
Other Rule	true
Security Type	Equity
Security Class Title	Rights included as part of the unit
Amount Registered | shares	3,285,715
Proposed Maximum Offering Price per Unit	0.00
Maximum Aggregate Offering Price	$ 0.00
Amount of Registration Fee	$ 0.00
Offering Note	Estimated solely for the purpose of calculating the registration fee.

Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the “Securities Act”), there are also being registered an indeterminable number of additional securities as may be offered or issued to prevent dilution resulting from share subdivisions, stock dividends, or similar transactions.

No fee pursuant to Rule 457(g) under the Securities Act.

With the reduction in the Units being registered from 23,000,000 to 17,250,000 and the increase in the Class A ordinary shares underlying the rights included as part of the units, the Total Offering Amounts Price is $215,624,993.00.

With the reduction in the Units being registered from 23,000,000 to 17,250,000 and the increase in the Class A ordinary shares underlying the rights included as part of the units, the Total Offering Amounts Fee is $29,777.81.
Offering: 6
Offering:
Fee Previously Paid	true
Rule 457(o)	true
Security Type	Equity
Security Class Title	Class A ordinary shares underlying the rights included as part of the units
Amount Registered | shares	3,285,715
Proposed Maximum Offering Price per Unit	10.00
Maximum Aggregate Offering Price	$ 32,857,143.00
Amount of Registration Fee	$ 4,537.57
Offering Note	Estimated solely for the purpose of calculating the registration fee.

Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the “Securities Act”), there are also being registered an indeterminable number of additional securities as may be offered or issued to prevent dilution resulting from share subdivisions, stock dividends, or similar transactions.

With the reduction in the Units being registered from 23,000,000 to 17,250,000 and the increase in the Class A ordinary shares underlying the rights included as part of the units, the Total Offering Amounts Price is $215,624,993.00.

With the reduction in the Units being registered from 23,000,000 to 17,250,000 and the increase in the Class A ordinary shares underlying the rights included as part of the units, the Total Offering Amounts Fee is $29,777.81.